Income Taxes (Restated) (Details 2) (State, USD $) In Millions, unless otherwise specified	Jan. 28, 2012
State
Operating loss carryforwards
Net operating loss carryforwards	$ 301
Tax effects relating to operating loss carryforwards	14
Valuation allowance related to net operating loss carryforwards	$ 14